Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
Union's and the Company's actual capital amounts and ratios are presented in the following tables:

	Actual		Minimum For Capital Requirement		Minimum To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2012
Total capital to risk weighted assets
Union	$47,786	12.9%	$29,612	8.0%	$37,015	10.0%
Company	48,057	13.0%	29,688	8.0%	N/A	N/A
Tier I capital to risk weighted assets
Union	$43,133	11.7%	$14,810	4.0%	$22,214	6.0%
Company	43,392	11.7%	14,848	4.0%	N/A	N/A
Tier I capital to average assets
Union	$43,133	7.6%	$22,822	4.0%	$28,527	5.0%
Company	43,392	7.6%	22,928	4.0%	N/A	N/A

	Actual		Minimum For Capital Requirement		Minimum To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2011
Total capital to risk weighted assets
Union	$44,910	12.2%	$29,570	8.0%	$36,963	10.0%
Company	45,091	12.2%	29,641	8.0%	N/A	N/A
Tier I capital to risk weighted assets
Union	$40,671	11.0%	$14,789	4.0%	$22,184	6.0%
Company	40,852	11.0%	14,828	4.0%	N/A	N/A
Tier I capital to average assets
Union	$40,671	7.5%	$21,634	4.0%	$27,042	5.0%
Company	40,852	7.5%	21,672	4.0%	N/A	N/A